LONG-TERM LOANS FROM OTHERS (Narrative) (Details) € in Millions, $ in Millions		1 Months Ended
	Dec. 02, 2022 EUR (€)	Feb. 29, 2020 EUR (€)	Apr. 30, 2019 USD ($)	Dec. 02, 2022 USD ($)	Feb. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans received	€ 6.5	€ 3.5	$ 2.5	$ 6,850.0	$ 3.8
Borrowings, interest rate	10.00%		4.74%	10.00%
Borrowings, maturity	equal 25 instalments	24 equal monthly instalments beginning in February 2021	36 monthly instalments beginning in April 2019
Loan repayment description		In March 2021, following the COVID crisis, the Company received an approval to defer repayment of the said loan by six months and expected to be fully repaid during 2023.	On March 18, 2020, following the COVID crisis, the Group signed an agreement whereunder it will not pay the principal of the loan for a six-month period from March 2020 to August 2020. During January 2022, the loan fully repaid.